Selected Quarterly Financial Data (Unaudited)	12 Months Ended
Sep. 30, 2016
Quarterly Financial Information Disclosure [Abstract]
Selected Quarterly Financial Data (Unaudited)
SELECTED QUARTERLY FINANCIAL DATA (UNAUDITED)

The following is a summary of the unaudited interim results of operations by quarter for the years presented.

Twelve Months Ended September 30, 2016	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
	(In thousands, except per share data)
Interest income	$135,124	$135,063	$133,735	$132,872
Interest expense	28,255	28,738	29,495	30,056
Net interest income	106,869	106,325	104,240	102,816
Provision (release) for loan losses	—	(1,500)	(1,650)	(3,100)
Other operating income (including REO gain (loss), net)	12,055	14,623	15,573	14,830
Other operating expense	64,509	59,226	56,305	55,407
Income before income taxes	54,415	63,222	65,158	65,339
Income tax expense	19,317	21,499	22,154	21,115
Net income	$35,098	$41,723	$43,004	$44,224

Basic earnings per share	$0.38	$0.45	$0.47	$0.49
Diluted earnings per share	0.38	0.45	0.47	0.49
Cash dividends paid per share	0.13	0.14	0.14	0.14

Twelve Months Ended September 30, 2015	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
	(In thousands, except per share data)
Interest income	$132,741	$132,630	$129,300	$135,339
Interest expense	30,558	28,750	28,735	28,486
Net interest income	102,183	103,880	100,565	106,853
Provision (release) for loan losses	(5,500)	(3,949)	(1,932)	219
Other operating income (REO expense)	5,695	12,314	14,999	16,719
Other operating expense	53,600	57,324	56,719	57,208
Income before income taxes	59,778	62,819	60,777	66,145
Income tax expense	21,371	22,458	21,727	23,647
Net income	$38,407	$40,361	$39,050	$42,498

Basic earnings per share	$0.39	$0.42	$0.41	$0.46
Diluted earnings per share	0.39	0.42	0.41	0.45
Cash dividends paid per share	0.15	0.13	0.13	0.13